Subsequent events (Details Narrative)	1 Months Ended				12 Months Ended
	Jun. 18, 2024 USD ($)	Jun. 18, 2024 CNY (¥)	May 20, 2024 USD ($)	Apr. 30, 2024 USD ($)	Mar. 31, 2024	Mar. 30, 2024	Mar. 31, 2023	May 20, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Interest Rate During Period					7.00%
China Construction Bank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Term			1 year	1 year	12 months		12 months
Unsecured Debt			$ 164,000	$ 173,000				¥ 1,183,000	¥ 1,250,000
Debt Instrument, Interest Rate During Period			3.95%	3.95%	3.85%		0.50%
WeBank [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Term	2 years	2 years				24 months
Debt Instrument, Interest Rate During Period	9.14%	9.14%				4.46%
Proceeds from Loans	$ 79,000	¥ 571,428